Shareholder Report, Average Annual Return (Details) 74200009700_Franklin Mutual Small-Mid Cap Value Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(0.79%)	13.30%	7.63%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.00%	14.59%	8.24%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%	9.02%